GODFREY & KAHN, S.C.
                   ATTORNEYS AT LAW
                780 North Water Street
              Milwaukee, Wisconsin  53202
                 Phone (414) 273-3500
                  Fax (414) 273-5198

                     April 1, 1998

VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

     RE:  Oak Ridge Funds, Inc. (f/k/a O.R.I. Funds,
          Inc.)
          (Registration Nos. 33-70590; 811-8088)

Ladies and Gentlemen:

     On behalf of Oak Ridge Funds, Inc. (the "Fund"), and pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we hereby file the form of Statement of Additional Information which will be used by the Fund after the effective date of the Fund's most recent Post-Effective Amendment filing of its Registration Statement on Form N-1A (i.e., Post-
Effective Amendment No. 7). In addition, please note that in lieu of filing the form of Prospectus which will be used by the Fund after the effective date of Post-Effective Amendment No. 7 as required by Rule
497(c), in accordance with Rule 497(j) of the Act, we are hereby providing you with notice that (1) the form of Prospectus that would have been filed under Rule
497(c) of the Act would not have differed from that contained in the Fund's Post-Effective Amendment No. 7, and (2) the text of Post-Effective Amendment No. 7 was filed electronically on March 20, 1998 (with an effective date of March 31, 1998).

     If you have any questions regarding this letter, please do not hesitate to contact the undersigned.

                              Very truly yours,

                              Godfrey & Kahn, S.C.

                              /s/ Pamela M. Krill

                              Pamela M. Krill

cc:  Kevin Ruppert
     Sam Wegbreit
     Carol A. Gehl